Shareholder Report, Holdings (Details)	Dec. 31, 2024
GraniteShares 2x Long AAPL Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.98%
GraniteShares 2x Long AAPL Daily ETF | Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.11%
GraniteShares 2x Long AAPL Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.98%
GraniteShares 2x Long AAPL Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.11%
GraniteShares 2x Long AAPL Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.91%
GraniteShares 2x Long AMD Daily ETF | Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.77%
GraniteShares 2x Long AMD Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.23%
GraniteShares 2x Long AMD Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.77%
GraniteShares 2x Long AMD Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.23%
GraniteShares 1x Short AMD Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.61%
GraniteShares 1x Short AMD Daily ETF | Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
GraniteShares 1x Short AMD Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.61%
GraniteShares 1x Short AMD Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
GraniteShares 1x Short AMD Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.89%
GraniteShares 2x Long AMZN Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.83%
GraniteShares 2x Long AMZN Daily ETF | Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.88%
GraniteShares 2x Long AMZN Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.88%
GraniteShares 2x Long AMZN Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.29%
GraniteShares 2x Long AMZN Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.83%
GraniteShares 2x Long BABA Daily ETF | Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.34%
GraniteShares 2x Long BABA Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.66%
GraniteShares 2x Long BABA Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.34%
GraniteShares 2x Long BABA Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.66%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.24%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.63%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | Future [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.11%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.40%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | Precious Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.80%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | Grains [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | Base Metals [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | Softs [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF | Livestock [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
GraniteShares 1x Short COIN Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.89%
GraniteShares 1x Short COIN Daily ETF | Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.05%
GraniteShares 1x Short COIN Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.89%
GraniteShares 1x Short COIN Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.05%
GraniteShares 1x Short COIN Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.06%
GraniteShares 2x Long COIN Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.53%
GraniteShares 2x Long COIN Daily ETF | Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.23%
GraniteShares 2x Long COIN Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.24%
GraniteShares 2x Long COIN Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.53%
GraniteShares 2x Long COIN Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	72.23%
GraniteShares 2x Long COIN Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.24%
GraniteShares 2x Long CRWD Daily ETF | Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.57%
GraniteShares 2x Long CRWD Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.57%
GraniteShares 2x Long CRWD Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.43%
GraniteShares Nasdaq Select Disruptors ETF | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.89%
GraniteShares Nasdaq Select Disruptors ETF | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.06%
GraniteShares Nasdaq Select Disruptors ETF | Alphabet, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.86%
GraniteShares Nasdaq Select Disruptors ETF | Meta Platforms, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.35%
GraniteShares Nasdaq Select Disruptors ETF | Eli Lilly & Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.51%
GraniteShares Nasdaq Select Disruptors ETF | Salesforce, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
GraniteShares Nasdaq Select Disruptors ETF | Johnson & Johnson [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.29%
GraniteShares Nasdaq Select Disruptors ETF | Merck & Co., Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.89%
GraniteShares Nasdaq Select Disruptors ETF | ServiceNow, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.75%
GraniteShares Nasdaq Select Disruptors ETF | Palantir Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.55%
GraniteShares Nasdaq Select Disruptors ETF | Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.78%
GraniteShares Nasdaq Select Disruptors ETF | Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.35%
GraniteShares Nasdaq Select Disruptors ETF | Consumer - non-cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.93%
GraniteShares Nasdaq Select Disruptors ETF | Industrial [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.94%
GraniteShares 2x Long META Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.53%
GraniteShares 2x Long META Daily ETF | Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.64%
GraniteShares 2x Long META Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.53%
GraniteShares 2x Long META Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.64%
GraniteShares 2x Long META Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.83%
GraniteShares HIPS US High Income ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.79%
GraniteShares HIPS US High Income ETF | Outfront Media, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
GraniteShares HIPS US High Income ETF | Goldman Sachs BDC, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
GraniteShares HIPS US High Income ETF | Morgan Stanley Emerging Markets Domestic Debt Fund, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
GraniteShares HIPS US High Income ETF | Alliance Resource Partners LP [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
GraniteShares HIPS US High Income ETF | Global Net Lease, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%
GraniteShares HIPS US High Income ETF | MFA Financial Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%
GraniteShares HIPS US High Income ETF | Morgan Stanley Emerging Markets Debt Fund, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%
GraniteShares HIPS US High Income ETF | Ready Capital Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%
GraniteShares HIPS US High Income ETF | Franklin, Ltd. Duration Income Trust [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.79%
GraniteShares HIPS US High Income ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.79%
GraniteShares HIPS US High Income ETF | Energy [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.78%
GraniteShares HIPS US High Income ETF | Financial [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.84%
GraniteShares HIPS US High Income ETF | Closed End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.59%
GraniteShares 2x Long MSFT Daily ETF | Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.19%
GraniteShares 2x Long MSFT Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	79.19%
GraniteShares 2x Long MSFT Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.81%
GraniteShares 2x Long MU Daily ETF | Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.04%
GraniteShares 2x Long MU Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	66.04%
GraniteShares 2x Long MU Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.96%
GraniteShares 2x Short NVDA Daily ETF | Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.28%
GraniteShares 2x Short NVDA Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.28%
GraniteShares 2x Short NVDA Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.72%
GraniteShares 2x Long NVDA Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.76%
GraniteShares 2x Long NVDA Daily ETF | Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.76%
GraniteShares 2x Long NVDA Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
GraniteShares 2x Long NVDA Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.76%
GraniteShares 2x Long NVDA Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
GraniteShares 2x Long NVDA Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.76%
GraniteShares 2x Long PLTR Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.79%
GraniteShares 2x Long PLTR Daily ETF | Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.21%
GraniteShares 2x Long PLTR Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.79%
GraniteShares 2x Long PLTR Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	64.21%
GraniteShares 2x Long PLTR Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
GraniteShares 2x Long SMCI Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.91%
GraniteShares 2x Long SMCI Daily ETF | Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.08%
GraniteShares 2x Long SMCI Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.91%
GraniteShares 2x Long SMCI Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.08%
GraniteShares 2x Long SMCI Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.01%
GraniteShares 2x Short TSLA Daily ETF | Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.57%
GraniteShares 2x Short TSLA Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.43%
GraniteShares 2x Short TSLA Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.57%
GraniteShares 2x Short TSLA Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.43%
GraniteShares 1.25x Long TSLA Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.63%
GraniteShares 1.25x Long TSLA Daily ETF | Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.09%
GraniteShares 1.25x Long TSLA Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.09%
GraniteShares 1.25x Long TSLA Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.28%
GraniteShares 1.25x Long TSLA Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.63%
GraniteShares 2x Long TSLA Daily ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.17%
GraniteShares 2x Long TSLA Daily ETF | Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.83%
GraniteShares 2x Long TSLA Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.83%
GraniteShares 2x Long TSLA Daily ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.17%
GraniteShares 2x Long TSM Daily ETF | Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.18%
GraniteShares 2x Long TSM Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	67.18%
GraniteShares 2x Long TSM Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.82%
GraniteShares YieldBOOST TSLA ETF | US Treasury and Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
GraniteShares YieldBOOST TSLA ETF | Government [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
GraniteShares 2x Long UBER Daily ETF | Equity Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.46%
GraniteShares 2x Long UBER Daily ETF | Total Return Swap [Member]
Holdings [Line Items]
Percent of Net Asset Value	69.46%
GraniteShares 2x Long UBER Daily ETF | Cash [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.54%